Pension, Savings, And Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Pension, Savings, And Other Employee Benefits [Abstract]
Schedule of Actuarial Assumptions Used In The Defined Benefit Pension Plan And Other Employee Benefit Plans

The actuarial assumptions used in the defined benefit pension plan and other employee benefit plans were as follows:

	Benefit Obligations			Net Periodic Benefit Cost
	2016	2015	2014	2016	2015	2014
Discount rate
Qualified pension	4.39%	4.68%	4.30%	4.69%	4.30%	5.15%
Nonqualified pension	4.07%	4.33%	4.00%	4.34%	4.00%	4.70%
Other nonqualified pension	3.39%	3.57%	3.35%	3.57%	3.35%	4.05%
Postretirement benefits	3.67% - 4.57%	3.76% - 4.87%	3.45% - 4.45%	3.84% - 4.87%	3.45% - 4.45%	4.10% - 5.35%
Expected long-term rate of return
Qualified pension/postretirement benefits	4.50%	6.00%	5.85%	6.00%	5.85%	6.60%
Postretirement benefit (retirees post January 1, 1993)	6.00%	6.15%	6.35%	6.15%	6.35%	6.95%
Postretirement benefit (retirees prior to January 1, 1993)	2.15%	2.10%	2.30%	2.10%	2.30%	2.85%

Schedule Of Components Of Net Periodic Benefit Cost
The components of net periodic benefit cost for the plan years 2016, 2015 and 2014 are as follows:

	Total Pension Benefits			Other Benefits
(Dollars in thousands)	2016	2015	2014	2016	2015	2014
Components of net periodic benefit cost
Service cost	$39	$40	$56	$110	$146	$207
Interest cost	31,216	36,424	34,915	1,292	1,413	1,754
Expected return on plan assets	(39,123)	(37,516)	(40,093)	(913)	(956)	(1,025)
Amortization of unrecognized:
Prior service cost/(credit)	196	333	346	170	(830)	(1,163)
Actuarial (gain)/loss	8,141	10,103	6,898	(810)	(1,014)	(1,006)
Net periodic benefit cost	469	9,384	2,122	(151)	(1,241)	(1,233)
ASC 715 curtailment (income) (a)	-	-	-	-	(8,283)	-
ASC 715 special termination benefits (b)	-	-	1,009	-	-	-
Total periodic benefit costs	$469	$9,384	$3,131	$(151)	$(9,524)	$(1,233)

(a) In 2015, an announced revision to the retiree medical plan triggered curtailment accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the curtailment and realized a curtailment gain.

(b) In 2014, a one-time special termination benefits charge was recognized related to recalculation of a participant’s benefit under a non-qualified plan upon retirement.

Schedule Of Plans' Benefit Obligations And Plan Assets
The following tables set forth the plans' benefit obligations and plan assets for 2016 and 2015:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2016	2015	2016	2015
Change in benefit obligation
Benefit obligation, beginning of year	$816,529	$859,853	$33,166	$35,328
Service cost	39	40	110	146
Interest cost	31,216	36,424	1,292	1,413
Actuarial (gain)/loss	12,733	(49,919)	2,110	(2,393)
Actual benefits paid (a)	(55,975)	(29,869)	(1,275)	(1,057)
Gain due to curtailment	-	-	-	(271)
Benefit obligation, end of year	$804,542	$816,529	$35,403	$33,166

Change in plan assets
Fair value of plan assets, beginning of year	$638,169	$695,549	$16,128	$16,639
Actual return on plan assets	27,448	(31,699)	991	(169)
Employer contributions	169,230	4,188	873	715
Actual benefits paid - settlement payments	-	-	(1,275)	(1,057)
Actual benefits paid - other payments (a)	(55,975)	(29,869)	-	-
Fair value of plan assets, end of year	$778,872	$638,169	$16,717	$16,128

Funded status of the plans	$(25,670)	$(178,360)	$(18,686)	$(17,038)

Amounts recognized in the Statements of Condition
Other assets	$18,104	$-	$13,050	$12,679
Other liabilities	(43,774)	(178,360)	(31,736)	(29,717)
Net asset/(liability) at end of year	$(25,670)	$(178,360)	$(18,686)	$(17,038)

(a) Increase in 2016 due to the settlement of certain terminated, vested participants in qualified pension plan.

Schedule Of Defined Benefit Plan Balances Reflected In Accumulated Other Comprehensive Income On Pre-Tax Basis

Unrecognized actuarial gains and losses and unrecognized prior service costs and credits are recognized as a component of accumulated other comprehensive income. Balances reflected in accumulated other comprehensive income on a pre-tax basis for the years ended December 31, 2016 and 2015 consist of:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2016	2015	2016	2015
Amounts recognized in accumulated other comprehensive income
Prior service cost/(credit)	$52	$248	$95	$265
Net actuarial (gain)/loss	379,724	363,457	(8,076)	(10,918)
Total	$379,776	$363,705	$(7,981)	$(10,653)

Schedule Of Changes In Plan Assets And Benefit Obligation Recognied In Other Comprehensive Income On Pre-Tax Basis
The pre-tax amounts recognized in other comprehensive income during 2016 and 2015 were as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2016	2015	2016	2015
Changes in plan assets and benefit obligation recognized in other comprehensive income
Net actuarial (gain)/loss arising during measurement period	$24,408	$19,296	$2,032	$(1,268)
Items amortized during the measurement period:
Prior service credit/(cost) (a)	(196)	(333)	(170)	8,842
Net actuarial gain/(loss)	(8,141)	(10,103)	810	1,014
Total recognized in other comprehensive income	$16,071	$8,860	$2,672	$8,588

(a) In 2015, an announced revision to the retiree medical plan triggered curtailment accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the curtailment and realized a curtailment gain.

Schedule Of Expected Benefit Payment
The following table provides detail on expected benefit payments, which reflect expected future service, as appropriate:

	Pension	Other
(Dollars in thousands)	Benefits	Benefits
2017	$33,453	$1,499
2018	35,139	1,549
2019	37,214	1,603
2020	39,553	1,663
2021	41,452	1,728
2022-2026	226,735	9,625

Schedule of Fair Value of Pension Plan Assets By Asset Category

The fair value of FHN’s pension plan assets at December 31, 2016 and 2015, by asset category classified using the Fair Value measurement hierarchy is shown in the table below. See Note 24 – Fair Value of Assets and Liabilities for more details about Fair Value measurements.

	December 31, 2016
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$23,815	$-	$-	$23,815
Fixed income securities:
U.S. treasuries	-	30,576	-	30,576
Corporate, municipal and foreign bonds	-	505,374	-	505,374
Common and collective funds:
Fixed income	-	219,107	-	219,107
Total	$23,815	$755,057	$-	$778,872

	December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$8,527	$-	$-	$8,527
Equity securities:
U.S. mid capital	11,509	-	-	11,509
Fixed income securities:
U.S. treasuries	-	9,534	-	9,534
Corporate, municipal and foreign bonds	-	197,089	-	197,089
Common and collective funds:
Fixed income	-	214,933	-	214,933
U.S. large capital	-	101,867	-	101,867
U.S. small capital	-	39,744	-	39,744
International	-	54,966	-	54,966
Total	$20,036	$618,133	$-	$638,169

Schedule of Fair Value Of Retiree Medical Plan Assets By Asset Category
The fair value of FHN's retiree medical plan assets at December 31, 2016 and 2015 by asset category are as follows:

	December 31, 2016
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$626	$-	$-	$626
Mutual funds:
Equity mutual funds	10,443	-	-	10,443
Fixed income mutual funds	5,648	-	-	5,648
Total	$16,717	$-	$-	$16,717

	December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$365	$-	$-	$365
Mutual funds:
Equity mutual funds	9,562	-	-	9,562
Fixed income mutual funds	6,201	-	-	6,201
Total	$16,128	$-	$-	$16,128

The number of shares of FHN common stock held by the qualified pension plan was 792,607 for 2015. All shares were sold in 2016 in conjunction with the asset-liability hedging strategy discussed previously.